Northern Lights Fund Trust

Altegris Multi-Strategy Alternative Fund

Incorporated herein by reference is the definitive version of the supplement for Altegris Multi-Strategy Alternative Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on May 22, 2015, (SEC Accession No. 0001580642-15-002308).